Right of Use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Right Of Use Assets Abstract
Total lease expense	¥ 6,398	$ 928	¥ 5,424	¥ 5,221